Pension and other post-retirement benefits (Assumptions and 1% change) (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Discount rate [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%
Pension Plans [member]
Assumptions defined benefit obligation and net pension and other benefit expense
Discount rate - obligation	3.80%	4.50%
Discount rate - expense	4.50%	2.30%
Rate of compensation increase	2.90%	3.00%
Pension Plans [member] | Discount rate [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%
Increase in defined benefit obligation	$ (7,739,000)
Decrease in actuarial assumption by	1.00%
Decrease in defined benefit obligation	$ 9,817,000
Pension Plans [member] | Increase of one year in the expected lifetime [member]
Sensitivity analysis of actuarial assumptions
Increase in defined benefit obligation	$ 1,583,000
Other Benefit Plans [Member]
Assumptions defined benefit obligation and net pension and other benefit expense
Discount rate - obligation	4.60%	5.10%
Discount rate - expense	5.10%	2.90%
Health care cost trend rate	5.00%	5.00%
Dental care cost trend rate	4.50%	4.50%
Other Benefit Plans [Member] | Discount rate [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	0.01%
Increase in defined benefit obligation	$ (2,143,000)
Decrease in actuarial assumption by	0.01%
Decrease in defined benefit obligation	$ 2,628,000